Condensed Balance Sheets (Parentheticals) - USD ($)	Mar. 31, 2023	Feb. 28, 2023	Dec. 31, 2022	May 31, 2022	Dec. 31, 2021	May 31, 2021
Class A common stock subject to possible redemption, shares outstanding			1,687,664
Preferred stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares authorized	1,000,000		1,000,000		1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Unique Logistics International, Inc.
Preferred stock, par value (in Dollars per share)		$ 0.001		$ 0.001		$ 0.001
Preferred stock, shares authorized		5,000,000		5,000,000		5,000,000
Common stock, par value (in Dollars per share)		$ 0.001		$ 0.001		$ 0.001
Common stock, shares authorized		800,000,000		800,000,000		800,000,000
Common stock, shares issued		799,141,770		687,196,478		393,742,663
Common stock, share outstanding		799,141,770		687,196,478		393,742,663
Class A Common Stock
Class A common stock subject to possible redemption par value (in Dollars per share)	$ 0.0001		$ 0.0001		$ 0.0001
Class A common stock subject to possible redemption, shares outstanding	1,687,664		1,970,384		27,600,000
Class A common stock subject to possible redemption price per share (in Dollars per share)	$ 10.4		$ 10.23		$ 10
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares authorized	100,000,000		100,000,000		100,000,000
Common stock, shares issued
Common stock, share outstanding
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares authorized	10,000,000		10,000,000		10,000,000
Common stock, shares issued	6,900,000		6,900,000		6,900,000
Common stock, share outstanding	6,900,000		6,900,000		6,900,000
Series A Convertible Preferred Stock | Unique Logistics International, Inc.
Preferred stock, par value (in Dollars per share)		$ 0.001		$ 0.001		$ 0.001
Preferred stock, shares authorized				130,000
Preferred stock, shares issued		120,065		130,000		130,000
Preferred stock, shares outstanding		120,065		130,000		130,000
Liquidation preference (in Dollars)		$ 120		$ 13
Series B Convertible Preferred Stock | Unique Logistics International, Inc.
Preferred stock, par value (in Dollars per share)		$ 0.001		$ 0.001		$ 0.001
Preferred stock, shares authorized				870,000
Preferred stock, shares issued		820,800		820,800		840,000
Preferred stock, shares outstanding		820,800		820,800		840,000
Liquidation preference (in Dollars)		$ 821		$ 82
Series C Convertible Preferred Stock | Unique Logistics International, Inc.
Preferred stock, par value (in Dollars per share)		$ 0.001		$ 0.001		$ 0.001
Preferred stock, shares issued		195		195
Preferred stock, shares outstanding		195		195
Liquidation preference (in Dollars)		$ 18.5		$ 15.5
Series D Convertible Preferred Stock | Unique Logistics International, Inc.
Preferred stock, par value (in Dollars per share)		$ 0.001		$ 0.001		$ 0.001
Preferred stock, shares authorized				200
Preferred stock, shares issued		180		187
Preferred stock, shares outstanding		180		187
Liquidation preference (in Dollars)		$ 17.3		$ 15.1